Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosur
e
This
disclosure
has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of
Regulation
S-K
under the 1934 Act (“Item 402(v)”) and does not necessarily reflect value actually realized by the Named Executive Officers or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. For discussion of how the Compensation Committee seeks to align pay with performance when making compensation decisions, please review the Compensation Discussion and Analysis beginning on

.
The following tables and related disclosures provide information about (i) the total compensation (“SCT Total”) of our principal executive officer (“PEO”) and our
Non-PEO
Named Executive Officers (collectively, the
“Non-PEO
NEOs”) as presented in the Summary Compensation Table on

, (ii) the “compensation actually paid” (“CAP”) to our PEO and our Non-PEO NEOs, as calculated pursuant to Item 402(v), (iii) certain financial performance measures, and (iv) the relationship of the CAP to those financial performance measures.

Year (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e)	Value of Initial Fixed $100 Investment on Dec. 31, 2019 Based On:		Net Income ($) (thousands) (h)	EBT (Millions) (i)
					Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)
2022	$8,795,572	$6,860,620	$2,340,574	$1,922,659	$139	$133	$1,052,800	$1,392.70
2021	12,063,477	17,731,294	3,826,353	4,513,478	160	188	663,026	863.1
2020	10,377,789	11,110,852	2,466,903	3,375,772	117	127	243,439	324.1
Names of PEO and Non-PEO NEOs (Column (b); Column (c); Column (d); Column (e))
2022:
 PEO:
 Sheryl D. Palmer
;
Non-PEO
NEOs: Lou Steffens, Darrell Sherman
2021:
 PEO:
 Sheryl D. Palmer
;
Non-PEO
NEOs: David Cone, Darrell Sherman
2020:
 PEO:
 Sheryl D. Palmer
;
Non-PEO
NEOs: David Cone, Darrell Sherman
Adjustments to Calculate Compensation Actually Paid to PEO and Average Compensation Actually Paid to
Non-PEO
NEOs
The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP Amounts from the SCT Total of our PEO (Column (b)) and our
Non-PEO
NEOs (Column (d)). The SCT Total and CAP Amounts do not

reflect the actual amount of compensation earned by or paid to our executive
s
during the applicable years, but rather are amounts determined in accordance with Item 402(v).

	2022		2021		2020
Adjustments	PEO	Non-PEO NEOs*	PEO	Non-PEO NEOs*	PEO	Non-PEO NEOs*
SCT Total	$8,795,572	$2,340,574	$12,063,477	$3,826,353	$10,377,789	$2,466,903
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	0	0	(722)	0	(8,884)	(2,530)
Add: Service cost for the covered fiscal year	0	0	0	0	0	0
Add: Prior service cost for the covered fiscal year	0	0	0	0	0	0
Adjustments for stock awards and option awards**
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(5,499,980)	(1,046,876)	(5,500,024)	(1,046,852)	(7,000,013)	(998,765)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	6,618,477	1,259,771	8,285,584	1,120,923	4,464,763	1,114,806
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(1,502,678)	(296,458)	2,069,133	416,390	2,150,936	530,087
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0	0	0	0	0
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(1,550,771)	(334,352)	813,846	196,664	1,126,261	265,271
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	0
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	0	0	0	0	0	0
CAP Amounts (as calculated)	$6,860,620	$1,922,659	$17,731,294	$4,513,478	$11,110,852	$3,375,772

*	Amounts presented are averages for the entire group of Non-PEO NEOs in each respective year.

**	To determine the value of Market-Based Awards included in CAP, the Monte-Carlo valuation model valuation model was used.
Total Shareholder Return (Column (f); Column (g))
Total shareholder return, displayed as the change in value of an initial $100 investment over the years covered by the table
Peer Group Total Shareholder Return (Column (g))
The peer group used in this disclosure is the S&P Homebuilding Index, which is the same peer group used in our
Form 10-K.

PAY VERSUS PERFORMANCE DISCLOSURE

Net Income (Column (h))
Net Income as reported in the Company’s Consolidated Statements of Income included in our Form
10
-K
.
Earnings Before Taxes (EBT) (Column (i))
Earnings Before Taxes is referred to as “EBT” in our Named Executive Officers’ incentive programs (see page 32 in the Compensation Discussion and Analysis).
EBT was determined to be the most important financial performance measure linking CAP to Company performance for 2022 and therefore was selected as the 2022 “Company-Selected Measure” as defined in Item 402(v).

Company Selected Measure Name	EBT
Named Executive Officers, Footnote [Text Block]
Names of PEO and Non-PEO NEOs (Column (b); Column (c); Column (d); Column (e))
2022:
 PEO:
 Sheryl D. Palmer
;
Non-PEO
NEOs: Lou Steffens, Darrell Sherman
2021:
 PEO:
 Sheryl D. Palmer
;
Non-PEO
NEOs: David Cone, Darrell Sherman
2020:
 PEO:
 Sheryl D. Palmer
;
Non-PEO
NEOs: David Cone, Darrell Sherman

Peer Group Issuers, Footnote [Text Block]	The peer group used in this disclosure is the S&P Homebuilding Index, which is the same peer group used in our Form 10-K.
PEO Total Compensation Amount	$ 8,795,572	$ 12,063,477	$ 10,377,789
PEO Actually Paid Compensation Amount	$ 6,860,620	17,731,294	11,110,852
Adjustment To PEO Compensation, Footnote [Text Block]
Adjustments to Calculate Compensation Actually Paid to PEO and Average Compensation Actually Paid to
Non-PEO
NEOs
The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP Amounts from the SCT Total of our PEO (Column (b)) and our
Non-PEO
NEOs (Column (d)). The SCT Total and CAP Amounts do not

reflect the actual amount of compensation earned by or paid to our executive
s
during the applicable years, but rather are amounts determined in accordance with Item 402(v).

	2022		2021		2020
Adjustments	PEO	Non-PEO NEOs*	PEO	Non-PEO NEOs*	PEO	Non-PEO NEOs*
SCT Total	$8,795,572	$2,340,574	$12,063,477	$3,826,353	$10,377,789	$2,466,903
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	0	0	(722)	0	(8,884)	(2,530)
Add: Service cost for the covered fiscal year	0	0	0	0	0	0
Add: Prior service cost for the covered fiscal year	0	0	0	0	0	0
Adjustments for stock awards and option awards**
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(5,499,980)	(1,046,876)	(5,500,024)	(1,046,852)	(7,000,013)	(998,765)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	6,618,477	1,259,771	8,285,584	1,120,923	4,464,763	1,114,806
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(1,502,678)	(296,458)	2,069,133	416,390	2,150,936	530,087
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0	0	0	0	0
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(1,550,771)	(334,352)	813,846	196,664	1,126,261	265,271
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	0
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	0	0	0	0	0	0
CAP Amounts (as calculated)	$6,860,620	$1,922,659	$17,731,294	$4,513,478	$11,110,852	$3,375,772

*	Amounts presented are averages for the entire group of Non-PEO NEOs in each respective year.

**	To determine the value of Market-Based Awards included in CAP, the Monte-Carlo valuation model valuation model was used.

Non-PEO NEO Average Total Compensation Amount	$ 2,340,574	3,826,353	2,466,903
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,922,659	4,513,478	3,375,772
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Adjustments to Calculate Compensation Actually Paid to PEO and Average Compensation Actually Paid to
Non-PEO
NEOs
The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP Amounts from the SCT Total of our PEO (Column (b)) and our
Non-PEO
NEOs (Column (d)). The SCT Total and CAP Amounts do not

reflect the actual amount of compensation earned by or paid to our executive
s
during the applicable years, but rather are amounts determined in accordance with Item 402(v).

	2022		2021		2020
Adjustments	PEO	Non-PEO NEOs*	PEO	Non-PEO NEOs*	PEO	Non-PEO NEOs*
SCT Total	$8,795,572	$2,340,574	$12,063,477	$3,826,353	$10,377,789	$2,466,903
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	0	0	(722)	0	(8,884)	(2,530)
Add: Service cost for the covered fiscal year	0	0	0	0	0	0
Add: Prior service cost for the covered fiscal year	0	0	0	0	0	0
Adjustments for stock awards and option awards**
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(5,499,980)	(1,046,876)	(5,500,024)	(1,046,852)	(7,000,013)	(998,765)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	6,618,477	1,259,771	8,285,584	1,120,923	4,464,763	1,114,806
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(1,502,678)	(296,458)	2,069,133	416,390	2,150,936	530,087
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0	0	0	0	0
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(1,550,771)	(334,352)	813,846	196,664	1,126,261	265,271
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	0
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	0	0	0	0	0	0
CAP Amounts (as calculated)	$6,860,620	$1,922,659	$17,731,294	$4,513,478	$11,110,852	$3,375,772

*	Amounts presented are averages for the entire group of Non-PEO NEOs in each respective year.

**	To determine the value of Market-Based Awards included in CAP, the Monte-Carlo valuation model valuation model was used.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures
The following table lists the financial performance measures that, in the Company’s assessment, represent the most important performance measures used to link CAP for our Named Executive Officers to Company performance for 2022.

Tabular List
EBT
Revenue
RONA

Total Shareholder Return Amount	$ 139	160	117
Peer Group Total Shareholder Return Amount	133	188	127
Net Income (Loss)	$ 1,052,800,000	$ 663,026,000	$ 243,439,000
Company Selected Measure Amount	1,392,700	863,100	324,100
PEO Name	Sheryl D. Palmer
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBT
Non-GAAP Measure Description [Text Block]	EBT was determined to be the most important financial performance measure linking CAP to Company performance for 2022 and therefore was selected as the 2022 “Company-Selected Measure” as defined in Item 402(v).
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	RONA
PEO [Member] | Aggregate Change In Actuarial Present Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (722)	$ (8,884)
PEO [Member] | Service Cost For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Prior Service Cost For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Aggregate Value For Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,499,980)	(5,500,024)	(7,000,013)
PEO [Member] | Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,618,477	8,285,584	4,464,763
PEO [Member] | Change In Fair Value At Covered Fiscal Year End Of Awards Granted In Any Prior Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,502,678)	2,069,133	2,150,936
PEO [Member] | Vesting Date Fair Value Of Awards Granted And Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,550,771)	813,846	1,126,261
PEO [Member] | Fair Value At End Of Prior Fiscal Year Of Awards Granted In Any Prior Fiscal Year That Failed To Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends or Other Earnings Paid On Awards In The Covered Fiscal Year Prior To Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Aggregate Change In Actuarial Present Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(2,530)
Non-PEO NEO [Member] | Service Cost For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Prior Service Cost For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Aggregate Value For Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,046,876)	(1,046,852)	(998,765)
Non-PEO NEO [Member] | Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,259,771	1,120,923	1,114,806
Non-PEO NEO [Member] | Change In Fair Value At Covered Fiscal Year End Of Awards Granted In Any Prior Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(296,458)	416,390	530,087
Non-PEO NEO [Member] | Vesting Date Fair Value Of Awards Granted And Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(334,352)	196,664	265,271
Non-PEO NEO [Member] | Fair Value At End Of Prior Fiscal Year Of Awards Granted In Any Prior Fiscal Year That Failed To Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid On Awards In The Covered Fiscal Year Prior To Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0